12 Related Parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 1	R$ 14	R$ 7
Revenue from sale of goods, related party transactions	(338)	(157)	(110)
GPA [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions		1	7
Revenue from sale of goods, related party transactions	(183)	(162)	(110)
Controlling Shareholder [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions		1	7
Revenue from sale of goods, related party transactions	(183)	(162)	(110)
Compre Bem [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	1	13
Revenue from sale of goods, related party transactions	3	(3)
Puntos Colombia [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(114)	(13)
Tuya [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	24	21
Greenyellow [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(47)	1
Grupo Casino [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(19)	2
Others [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions
Revenue from sale of goods, related party transactions	(2)	(3)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	1	13
Revenue from sale of goods, related party transactions	R$ (155)	R$ 5